Securities Act Registration No. 333-181176

Investment Company Act Registration No. 811-22696

As filed with the Securities and Exchange Commission on March 31, 2017

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

☐ Pre-Effective Amendment No.

☒ Post-Effective Amendment No. 55

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

☒ Amendment No. 58

Victory Portfolios II

(Exact Name of Registrant as Specified in Charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, OH 44144

(Address of Principal Executive Offices)(Zip Code)

(877) 660-4400

(Registrant’s Telephone Number, including Area Code)

Citi Fund Services Ohio, Inc.

4400 Easton Commons, Suite 200

Columbus, Ohio 43219

(Name and Address of Agent for Service)

With copy to:

Jay G. Baris

Morrison & Foerster LLP

250 West 55th Street

New York, New York, 10019

212-468-8053 (phone)

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)
☒	On (April 10, 2017) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

This Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A for Victory Portfolios II is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended, solely for the purpose of delaying, until April 10, 2017, the effectiveness of Post-Effective Amendment No. 54 (“PEA No. 54”), which was filed with the Securities and Exchange Commission (the “Commission”) via EDGAR on January 18, 2017.  Since no other changes are intended to be made to PEA No. 54 by means of this filing, Parts A and B of PEA 54 are incorporated herein by reference.

PART A — PROSPECTUS

The Prospectus for each of VictoryShares US Multi-Factor Minimum Volatility ETF, VictoryShares Global Multi-Factor Minimum Volatility ETF, VictoryShares International Multi-Factor Minimum Volatility ETF, VictoryShares Dividend Accelerator ETF, VictoryShares Quality Growth ETF and VictoryShares Quality Value ETF is incorporated by reference to Part A of PEA No. 54.

PART B — STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for each of VictoryShares US Multi-Factor Minimum Volatility ETF, VictoryShares Global Multi-Factor Minimum Volatility ETF, VictoryShares International Multi-Factor Minimum Volatility ETF, VictoryShares Dividend Accelerator ETF, VictoryShares Quality Growth ETF and VictoryShares Quality Value ETF is incorporated by reference to Part B of PEA No. 54

Registration Statement

of

VICTORY PORTFOLIOS II

on

Form N-1A

PART C. OTHER INFORMATION

Item 28.  Exhibits

(a)	Articles of Incorporation.

(1)(a)

Registrant’s Amended and Restated Agreement and Declaration of Trust, previously filed on October 27, 2015 as an exhibit to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(1)(b)

Amendment to Amended and Restated Agreement and Declaration of Trust, previously filed on October 28, 2015 as an exhibit to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement, is hereby incorporated by reference.

	(1)(c)	Schedule A to the Amended and Restated Agreement and Declaration of Trust current as of February 22, 2017. (filed herewith)

	(2)(a)	Registrant’s Certificate of Trust, previously filed on May 4, 2012 as an exhibit to the Registrant’s Registration Statement, is hereby incorporated by reference.

(2)(b)

Certificate of Amendment to Registrant’s Certificate of Trust, previously filed on October 27, 2015 as an exhibit to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(2)(c)

Certificate of Amendment to Registrant’s Certificate of Trust, previously filed on October 27, 2016 as an exhibit to Post-Effective Amendment No. 50 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(b)

By-Laws., Amended and Restated May 1, 2015, previously filed on June 26, 2015 as an exhibit to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(c)	Instruments Defining Rights of Security Holder. None other than in the Amended and Restated Agreement and Declaration of Trust and By-Laws of the Registrant.

(d)	Investment Advisory Contracts.

(1)(a)

Investment Advisory Agreement dated May 1, 2015, between Registrant and Victory Capital Management Inc. (“Victory Capital” or the “Adviser”), previously filed on June 26, 2015 as an exhibit to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement, is hereby incorporated by reference.

	(1)(b)	Schedule A to Advisory Agreement dated May 1, 2015, current as of February 22, 2017. (filed herewith)

	(2)	Investment Advisory Agreement dated May 1, 2015, between CEMPCSVWF Fund Limited and Victory Capital, previously filed on June 26, 2015 as an exhibit to Post-Effective

Amendment No. 30 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(e)	Underwriting Contracts.

	(1)	ETF Distribution Agreement dated as of February 24, 2017 with Foreside Fund Services, LLC (“Foreside”) with respect to each exchange-traded fund series of the Registrant. (filed herewith)

	(2)	ETF Distribution Agreement with Foreside effective as of February 24, 2017. (to be filed by amendment)

(3)

Form of Authorized Participant Agreement with respect to each exchange-traded fund series of the Registrant, previously filed on June 27, 2014 as an exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(4)(a)

Distribution Agreement with Victory Capital Advisers, Inc. (“VCA”) with respect to each mutual fund series of the Registrant, previously filed on October 28, 2015 as an exhibit to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(4)(b)

Amendment dated August 19, 2015 to the Distribution Agreement with VCA with respect to each mutual fund series of the Registrant, previously filed on October 28, 2015 as an exhibit to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement, is hereby incorporated by reference.

	(4)(c)	Schedule I to the Distribution Agreement, current as of December 7, 2016. (filed herewith)

(f)	Bonus or Profit Sharing Contracts. None.

(g)	Custodian Agreements.

(1)(a)

Global Custodial Services Agreement dated August 5, 2008 with Citibank, N.A., previously filed on October 28, 2015 as an exhibit to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(1)(b)

Amendment and Joinder to the Global Custodial Services Agreement dated August 19, 2015, previously filed on October 28, 2015 as an exhibit to Post-Effective Amendment No.  41 to Registrant’s Registration Statement, is hereby incorporated by reference.

(1)(c)

Amendment and Joinder to the Master Global Custodial Services Agreement, dated July 15, 2016, previously filed on February 28, 2017 as an exhibit to Post-Effective Amendment No. 147 to Victory Portfolios’ Registration Statement, is hereby incorporated by reference.

(1)(d)

Amendment and Joinder to the Master Global Custodial Services Agreement, dated August 24, 2016, previously filed on February 28, 2017 as an exhibit to Post-Effective Amendment No. 147 to Victory Portfolios’ Registration Statement, is hereby incorporated by reference.

	(1)(e)	Amendment and Joinder to the Master Global Custodial Services Agreement, dated February 27, 2017. (filed herewith)

(h)	Other Material Contracts.

(1)(a)

Administration and Fund Accounting Agreement with respect to each mutual fund series of the Registrant, dated July 1, 2006 with Victory Capital Management Inc., previously filed on October 28, 2015 as an exhibit to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(1)(b)

Amendment dated July 1, 2009 to the Administration and Fund Accounting Agreement with respect to each mutual fund series of the Registrant, previously filed on October 28, 2015 as an exhibit to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(1)(c)

Amendment No. 2 dated July 1, 2012 to the Administration and Fund Accounting Agreement with respect to each mutual fund series of the Registrant, previously filed on October 28, 2015 as an exhibit to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(1)(d)

Amendment No. 3 dated May 21, 2015 to the Administration and Fund Accounting Agreement with respect to each mutual fund series of the Registrant, previously filed on October 28, 2015 as an exhibit to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(1)(e)

Amendment No. 4 dated August 19, 2015 to the Administration and Fund Accounting Agreement, with respect to each mutual fund series of the Registrant, previously filed on October 28, 2015 as an exhibit to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(1)(f)

Amendment No. 5 dated August 24, 2016 to the Administration and Fund Accounting Agreement, with respect to each mutual fund series of the Registrant, previously filed on February 28, 2017 as an exhibit to Post-Effective Amendment No. 147 to Victory Portfolios’ Registration Statement, is hereby incorporated by reference.

(2)

Form of Transfer Agency Agreement with FIS Investor Services LLC (“FIS”) with respect to each mutual fund series of the Registrant, previously filed on October 28, 2015 as an exhibit to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(3)	Transfer Agency Services Agreement with Citibank, N.A. dated February 27, 2017 with respect to exchange-traded fund series of the Registrant. (filed herewith)

(4)(a)

Sub-administration and Sub-accounting Services Agreement dated October 1, 2015, previously filed on January 17, 2017 as an exhibit to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(4)(b)

Amendment to the Sub-administration and Sub-accounting Services Agreement dated February 27, 2017, previously filed on February 28, 2017 as an exhibit to Post-Effective Amendment No. 147 to Victory Portfolios’ Registration Statement, is hereby incorporated by reference.

(5)(a)

Expense Limitation Agreement dated as of December 2, 2015, between Registrant and Victory Capital, previously filed on June 26, 2015 as an exhibit to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(5)(b)	Schedule A to Expense Limitation Agreement dated May 1, 2015, current as of February 22, 2017. (filed herewith)

	(6)	License Agreement dated as of May 1, 2015 between Victory Capital and Registrant. (filed herewith)

(i)(1)

Opinions of Morrison & Foerster LLP dated July 7, 2015 and Morris Nichols Arsht & Tunnell LLP dated July 7, 2015 relating to the Compass EMP US Small Cap 500 Volatility Weighted Index ETF, Compass EMP International 500 Volatility Weighted Index ETF, Compass EMP Emerging Market 500 Volatility Weighted Index ETF, Compass EMP US Large Cap High Dividend 100 Volatility Weighted Index ETF, Compass EMP US Small Cap High Dividend 100 Volatility Weighted Index ETF, Compass EMP International High Dividend 100 Volatility Weighted Index ETF and Compass EMP Emerging Market High Dividend 100 Volatility Weighted Index ETF, previously filed on July 7, 2015 as an exhibit to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(i)(2)

Opinions of Morrison & Foerster LLP dated September 25, 2015 and Morris Nichols Arsht & Tunnell LLP dated September 25, 2015 relating to the Compass EMP US High Dividend 100 Volatility Weighted Fund and Compass EMP US EQ Income 100 Enhanced Volatility Weighted Fund, previously filed on September 25, 2015 as an exhibit to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(i)(3)

Opinions of Morrison & Foerster LLP dated October 28, 2015 and Morris Nichols Arsht & Tunnell LLP dated October 28, 2015 relating to the Victory CEMP US 500 Volatility Wtd Index Fund — Class R6 and Victory CEMP US 500 Enhanced Volatility Wtd Index Fund — Class R6, previously filed on October 28, 2015 as an exhibit to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(i)(4)

Opinions of Morrison & Foerster LLP dated [   ] and Morris Nichols Arsht & Tunnell LLP dated [   ] relating to the VictoryShares Global Multi-Factor Minimum Volatility ETF, VictoryShares US Multi-Factor Minimum Volatility ETF, VictoryShares International Multi-Factor Minimum Volatility ETF, VictoryShares Dividend Accelerator ETF, VictoryShares Quality Value ETF and VictoryShares Quality Growth ETF. (to be filed by amendment)

(i)(5)	Consent of Morrison & Foerster LLP. (to be filed by amendment)

(i)(6)	Consent of Cohen & Co. Ltd. (to be filed by amendment)

(j)	Other Opinions. None.

(k)	Omitted Financial Statements. None.

(l)

Initial Capital Agreements. Subscription Agreement between the Trust and the Initial Investor, previously filed on September 5, 2012 as an exhibit to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(m)	Rule 12b-1 Plans.

(1)(a)

Revised Class A Master Distribution Plan Pursuant to Rule 12b-1 with respect to each mutual fund series of the Registrant, previously filed on March 29, 2013 as an exhibit to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement, is hereby incorporated by reference.

	(1)(b)	Amended Exhibit A current as of December 7, 2016. (filed herewith)

(2)(a)

Revised Class C Master Distribution Plan Pursuant to Rule 12b-1 with respect to each mutual fund series of the Registrant, previously filed on March 29, 2013 as an exhibit to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement, is hereby incorporated by reference.

	(2)(b)	Amended Exhibit A current as of December 7, 2016. (filed herewith)

	(3)(a)	Amended and Restated Distribution Plan Pursuant to Rule 12b-1 with respect to each exchange-traded fund series of the Registrant, current as of February 24, 2017. (to be filed by amendment)

(n)	Rule 18f-3 Plan

	(1)(a)	Victory Portfolios and Victory Portfolios II Amended and Restated Rule 18f-3 Multi-Class Plan effective as of February 22, 2017 (filed herewith).

	(1)(b)	Schedule A to the Rule 18f-3 Multi-Class Plan as of February 22, 2017. (filed herewith)

(o)	Reserved.

(p)	Codes of Ethics.

	(1)	Code of Ethics for the Trust, previously filed on September 25, 2015 as an exhibit to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(2)

Code of Ethics for Victory Capital and VCA, effective July 30, 2016, previously filed on October 27, 2016 as an exhibit to Post-Effective Amendment No. 50 to the Registrant’s Registration Statement, is hereby incorporated by reference.

	(3)	Code of Ethics for Foreside. (filed herewith)

Powers of Attorney of Leigh A. Wilson, David Brooks Adcock, Nigel D.T. Andrews, E. Lee Beard, Dennis M. Bushe, David C. Brown, Sally M. Dungan, John L. Kelly, David L. Meyer and Gloria S. Nelund, previously filed on October 27, 2016 as an exhibit to Post-Effective Amendment No. 50 to the Registrant’s Registration Statement, is hereby incorporated by reference.

Powers of Attorney of Leigh A Wilson, David Brooks Adcock, Nigel D.T. Andrews, E. Lee Beard, Sally M. Dungan, John L. Kelly and David L. Meyer for CEMPCSVWF Fund Limited, previously filed on June 26, 2015 as an exhibit to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement, is hereby incorporated by reference.

Powers of Attorney of Dennis M. Bushe and Gloria S. Nelund for CEMPCSVWF Fund Limited, previously filed on October 27, 2016 as an exhibit to Post-Effective Amendment No. 50 to the Registrant’s Registration Statement, is hereby incorporated by reference.

Item 29.  Control Persons.

None.

Item 30.  Indemnification.

Reference is made to Article VIII of the Registrant’s Amended and Restated Agreement and Declaration of Trust, Section 8 of the Investment Advisory Agreement, Section 6 of the ETF Distribution Agreement with Foreside, Section 5 of the Distribution Agreement with VCA, Section 12 of the Global Custodial Services Agreement with Citibank, N.A., Section 9 of the Administration and Fund Accounting Agreement with Victory Capital, Section 7 of the Transfer Agency Services Agreement with Citibank, N.A. and Section 13 of the Form of Transfer Agency Agreement with FIS. The application of these provisions is limited by the undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Article VIII, Section 2(b) provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VIII.

The Investment Advisory Agreement between the Adviser and the Trust provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties thereunder on the part of the Adviser, or a breach of fiduciary duty with respect to receipt of compensation, neither the Adviser nor any of its directors, officers, shareholders, agents, or employees shall be liable or responsible to the Trust, the Funds or to any shareholder of the Funds for any error of judgment or mistake of law or for any act or omission in the course of, or connected with, rendering services hereunder or for any loss suffered by the Trust, a Fund or any shareholder of a Fund in connection with the performance of the agreement.

The Distribution Agreement with Foreside provides that the Trust agrees to indemnify and hold harmless Foreside, its affiliates and each of their respective directors, officers and employees and agents and any person who controls Foreside within the meaning of Section 15 of the Securities Act (any of Foreside, its officers, employees, agents and directors or such control persons, for purposes of this paragraph, a “Distributor Indemnitee”) against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages or expense and reasonable counsel fees incurred in connection therewith) arising out of or based upon (i) Foreside serving as distributor for the Trust pursuant to the agreement; (ii) any claim that the Registration Statement, Prospectus, Statement of Additional Information, product description, shareholder reports, sales literature and advertisements specifically approved by the Trust and Victory Capital or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary in order to make the statements therein (and in the case of the Prospectus, Statement of Additional Information and product description, in light of the circumstances under which they were made) not misleading under the Securities Act, or any other statute or the common law; (iii) the breach by the Trust of any obligation, representation or warranty contained in the agreement; or (iv) Registrant’s failure to comply in any material respect with applicable securities laws.

Additionally, Foreside agrees to indemnify and hold harmless the Trust and each of its Trustees and officers and any person who controls the Trust within the meaning of Section 15 of the Securities Act (for purposes of this paragraph, the Trust and each of its Trustees and officers and its controlling persons are collectively referred to as the “Trust Affiliates”) against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages or expense and reasonable counsel fees incurred in connection therewith) arising out of or based upon (i) the allegation of any wrongful act of the Foreside or any of its directors, officers, employees or affiliates in connection with its activities as distributor pursuant to the agreement; (ii) the breach of any obligation, representation or warranty contained in the agreement by Foreside; (iii) Foreside’s failure to comply in any material respect with applicable securities laws, including applicable FINRA regulations; or (iv) any allegation that the Registration Statement, Prospectus, Statement of Additional Information, product description, shareholder reports, any information or materials relating to the Funds or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary in order to make the statements not misleading, insofar as such statement or omission was made in reliance upon, and in conformity with information furnished to the Trust by or on behalf of Foreside.

The Distribution Agreement with VCA provides that the Trust will indemnify and hold harmless VCA, its several officers and directors, and any person who controls VCA within the meaning of Section 15 of the Securities Act, from and against any losses, claims, damages or liabilities, joint or several, to which any of them may become subject (a) as the result of acting as distributor of the Funds and entering into selling agreements, shareholder servicing agreements, or similar agreements with financial intermediaries on behalf of the Trust; (b) under the Securities Act or otherwise, insofar as such losses, claims, damages or liabilities (or actions or proceedings in respect thereof) arise out of, or are based upon, (i) any untrue statement or alleged untrue statement of a material fact contained in the Registration Statement, the Prospectuses or in any application or other document (collectively, “Trust Materials”) executed by or on behalf of the Trust, (ii) information furnished by or on behalf of the Trust filed in any state in order to qualify the shares under the securities or blue sky laws thereof (“Blue Sky Application”), (iii) any omission or alleged omission to state in any Trust Materials or Blue Sky Application a material fact required to be stated therein or necessary to make the statements therein not misleading, or (iv) any Trust-related advertisement or sales literature that contains any untrue statement, or alleged untrue statement, of a material fact, or any omission, or alleged omission, to state a material fact required to be stated therein to make the statements therein not misleading, due to actions by a Fund or its investment adviser that are contrary to statements made in such advertisements or sales literature; or (c) arising out of or based upon the electronic processing of orders over the Internet at the Trust’s request, and will reimburse VCA, its several officers and directors, and any person who controls VCA within the meaning of Section 15 of the Securities Act, for any legal or other expenses reasonably incurred by any of them in investigating, defending, or preparing to defend any such action, proceeding or claim; provided, however, that the Trust shall not be liable in any case to the extent that such loss, claim, damage or liability arises out of, or is based upon, (A) any untrue statement, alleged untrue statement, or omission or alleged omission made in the Registration Statement, the Prospectuses, any Blue Sky Application or any application or other document executed by or on behalf of the Trust in reliance upon and in conformity with written information furnished to the Trust by or on behalf of and with respect to VCA specifically for inclusion therein, or (B) the willful misfeasance, bad faith or negligence of VCA in the performance of its duties or VCA’s reckless disregard of its obligations and duties under the agreement.

The Administration and Fund Accounting Agreement provides that the Trust will indemnify and hold harmless Victory Capital, and its employees, agents, directors, officers and nominees from and against any claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, counsel fees and other expenses including reasonable investigation expenses resulting directly and proximately from Victory Capital’s performance of the Services (as defined in the agreement) or based, if applicable, upon its reasonable reliance on information, records, instructions or requests pertaining to the Services, that are given or made to it by the Trust, or other authorized agents of the Trust with which Victory Capital must interface in providing the Services; provided that the indemnification does not apply to actions or omissions of Victory Capital involving bad faith, willful misfeasance, negligence or reckless disregard by it of its obligations and duties.

The Global Custodial Services Agreement with Citibank, N.A., as amended, provides that the Trust shall indemnify Citibank, N.A. and its respective nominees and their employees, officers and directors (each, a “Custodian Indemnified Party”) and defend and hold each Custodian Indemnified Party harmless from and against any direct damages incurred by any Custodian Indemnified Party in connection with the agreement other than direct damages resulting from the negligence, willful misconduct or fraud of Citibank, N.A., or any subcustodian or administrative support provider or any of their nominees, or any Custodian Indemnified Party.  For purpose of this indemnity direct damages will include (i) the reimbursement of Citibank, N.A. for any amount payable to Citibank, N.A. by the Trust in connection with any advance, extension of credit, or other obligation assumed for the benefit of the Trust in the performance of the agreement and (ii) reasonable attorneys fees or other reasonable expenses actually incurred and paid by a Custodian Indemnified Party including amounts required to be paid to any third party in any claim jointly made against Citibank, N.A. and the Trust. Under no circumstances will the Trust be liable to any Custodian Indemnified Party for special or punitive damages, or consequential loss or damage, or any loss of profits, goodwill, business opportunity, business, revenue or anticipated savings, in relation to this agreement, whether or not the relevant loss was foreseeable, or the Trust was advised of the possibility of such loss or damage or that such loss was in the contemplation of the Custodian Indemnified Party

Additionally, Citibank, N.A. shall indemnify the Trust and its respective nominees and their employees, officers and directors (each, a “Client Indemnified Party”) and defend and hold each Client Indemnified Party harmless from and against any direct damages incurred by any Client Indemnified Party in connection with the agreement due to the negligence, willful misconduct or fraud of Citibank, N.A., or any subcustodian or administrative support provider or any of their nominees, or any Custodian Indemnified Party. For purpose of this indemnity direct damages will include reasonable attorneys fees or other reasonable expenses actually incurred and paid by a Client Indemnified Party including amounts required to be paid to any third party in any claim jointly made against the Trust and Citibank, N.A. Under no circumstances will Citibank, N.A. be liable for special or punitive damages, or consequential loss or damage, or any loss of profits, goodwill, business opportunity, business, revenue or anticipated savings, in relation to this agreement, whether or not the relevant loss was foreseeable, or Citibank, N.A. was advised of the possibility of such loss or damage or that such loss was in the contemplation of the relevant Client Indemnified Party.

The Form of Transfer Agency Agreement with FIS provides that the Trust will indemnify and hold harmless FIS, its employees, agents, directors, officers and nominees from and against any and all claims, demands, actions and suits, and from and against any and all judgments, liabilities, losses, damages, costs, charges, counsel fees and other expenses of every nature and character arising out of or in any way relating to FIS’s actions taken or omissions with respect to the performance of services under the agreement or based, if applicable, upon reasonable reliance on information, records, instructions or requests given or made to FIS by the Trust, the investment adviser, fund accountant, administrator, sub-administrator or custodian thereof; provided that the indemnification does not apply to actions or omissions of FIS in cases of its own bad faith, willful misfeasance, negligence (gross negligence with respect to Portal Services) or reckless disregard by it of its obligations and duties.

The Transfer Agency Services Agreement with Citibank, N.A. provides that Registrant will indemnify Citibank, N.A., its affiliates and its and their respective officers, directors, employees and representatives (each, an “Indemnitee”) for, and will defend and hold each Indemnitee harmless from, all losses, costs, damages and expenses (including reasonable legal fees) incurred by Citibank, N.A. or such person in any action or proceeding between the Citibank, N.A. and the Registrant or between the Citibank, N.A. and any third party arising from or in connection with the performance of the agreement (each referred to as a “Loss”), imposed on, incurred by, or asserted against the Citibank, N.A. in connection with or arising out of the following: (1) the agreement, except to the extent such a Loss resulted from the bad faith, willful misfeasance, negligence or reckless disregard by Citibank, N.A. or the Administrative Support Provider (as defined in the agreement) of its obligations and duties, in each case in connection with the Services (as defined in the agreement); or (2) any alleged untrue statement of a material fact contained in any Offering Document (as defined in the agreement) of the Registrant or Funds or arising out of or based upon any alleged omission to state a material fact required to be stated in any Offering Document or necessary to make the statements in any Offering Document not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to Registrant by Citibank, N.A. specifically for use in the Offering Document.

Item 31.  Activities of Investment Adviser.

The Adviser is a wholly-owned subsidiary of Victory Capital Holdings, Inc. (“VCH”). A majority of the equity interest in VCH is owned by Crestview Partners, through one or more investment vehicles, with employees of the Adviser owning a substantial minority interest in VCH. The Adviser provides investment advisory services to institutional clients including corporations, non-profits, public funds, Taft-Harley and sub-advisory clients. The Adviser offers domestic and international equity and domestic fixed income strategies to investors through a variety of products, including mutual funds, separate accounts, and collective trust funds. As of December 31, 2016, the Adviser managed or advised assets totaling in excess of $54.9 billion. The Adviser’s principal offices are located at 4900 Tiedeman Road, 4th Floor, Brooklyn, OH 44144, with additional offices in New York, New York, Birmingham, Michigan, Brentwood, Tennessee, Boston, Massachusetts, Rocky River, Ohio, Cincinnati, Ohio, Denver, Colorado, San Francisco, California and Des Moines, Iowa.

To the knowledge of Registrant, none of the directors or officers of the Adviser, except those set forth below, is or has been at any time during the past two calendar years engaged in any other business, profession, vocation or employment of a substantial nature.

The principal executive officers and directors of Adviser and VCH are as follows:

David C. Brown	• Director, Chairman and Chief Executive Officer of Adviser and VCH
Kelly S. Cliff	• Director, President, Investment Franchises of Adviser and VCH
Michael D. Policarpo, II	• Chief Financial Officer and Chief Operating Officer of Adviser and VCH, Director of Adviser
Nina Gupta	• Chief Legal Officer and Secretary of Adviser and VCH, Director of Adviser

The business address of the foregoing individuals is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

Item 32. Principal Underwriters.

(a)(1) Shares of the mutual fund series of Victory Portfolios II are distributed by VCA. VCA also acts as principal underwriter for Victory Portfolios, Victory Variable Insurance Funds and Victory Institutional Funds.

(a)(2)  In addition to acting as principal underwriter for the exchange-traded fund series of Victory Portfolios II, Foreside acts as the principal underwriter for the following:

1.              ABS Long/Short Strategies Fund

2.              Absolute Shares Trust

3.              AdvisorShares Trust

4.              American Beacon Funds

5.              American Beacon Select Funds

6.              Archstone Alternative Solutions Fund

7.              Ark ETF Trust

8.              Avenue Mutual Funds Trust

9.              BP Capital TwinLine Energy Fund, Series of Professionally Managed Portfolios

10.       BP Capital TwinLine MLP Fund, Series of Professionally Managed Portfolios

11.       Braddock Multi-Strategy Income Fund, Series of Investment Managers Series Trust

12.       Bridgeway Funds, Inc.

13.       Center Coast MLP & Infrastructure Fund

14.       Center Coast MLP Focus Fund, Series of Investment Managers Series Trust

15.       Context Capital Funds

16.       CornerCap Group of Funds

17.       Davis Fundamental ETF Trust

18.       Direxion Shares ETF Trust

19.       Eaton Vance NextShares Trust

20.       Eaton Vance NextShares Trust II

21.       EIP Investment Trust

22.       Evanston Alternative Opportunities Fund

23.       Exchange Listed Funds Trust (f/k/a Exchange Traded Concepts Trust II)

24.       FEG Absolute Access Fund I LLC

25.       FlexShares Trust

26.       Forefront Income Trust

27.       Forum Funds

28.       Forum Funds II

29.       FQF Trust

30.       Guinness Atkinson Funds

31.       Henderson Global Funds

32.       Horizon Spin-off and Corporate Restructuring Fund, Series of Investment Managers Series Trust (f/k/a Liberty Street Horizon Fund)

33.       Horizons ETF Trust

34.       Horizons ETF Trust I (f/k/a Recon Capital Series Trust)

35.       Infinity Core Alternative Fund

36.       Ironwood Institutional Multi-Strategy Fund LLC

37.       Ironwood Multi-Strategy Fund LLC

38.       John Hancock Exchange-Traded Fund Trust

39.       Lyons Funds

40.       Manor Investment Funds

41.       Miller/Howard Funds Trust

42.       Miller/Howard High Income Equity Fund

43.       Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV

44.       Montage Managers Trust

45.       OSI ETF Trust

46.       Palmer Square Opportunistic Income Fund

47.       PENN Capital Funds Trust

48.       Performance Trust Mutual Funds, Series of Trust for Professional Managers

49.       Pine Grove Alternative Institutional Fund

50.       Plan Investment Fund, Inc.

51.       PMC Funds, Series of Trust for Professional Managers

52.       Quaker Investment Trust

53.       Ramius Archview Credit and Distressed Fund

54.       Renaissance Capital Greenwich Funds

55.       RMB Investors Trust (f/k/a Burnham Investors Trust)

56.       Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust

57.       Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust

58.       Salient MF Trust

59.       SharesPost 100 Fund

60.       Sound Shore Fund, Inc.

61.       Steben Alternative Investment Funds

62.       Steben Select Multi-Strategy Fund

63.       Strategy Shares

64.       The 504 Fund (f/k/a The Pennant 504 Fund)

65.       The Community Development Fund

66.       Third Avenue Trust

67.       Third Avenue Variable Series Trust

68.       TIFF Investment Program

69.       Turner Funds

70.       U.S. Global Investors Funds

71.       Wakefield Managed Futures Strategy Fund, a Series of Wakefield Alternative Series Trust

72.       West Loop Realty Fund, Series of Investment Managers Series Trust (f/k/a Chilton Realty Income & Growth Fund)

73.       Wintergreen Fund, Inc.

74.       WisdomTree Trust

(b)(1) VCA, 4900 Tiedeman Road, Brooklyn, Ohio 44144, acts solely as distributor for the investment companies listed above. The officers of VCA, all of whose principal business address is set forth above, are:

Name	Positions and Offices with Underwriter	Positions and Offices with Registrant
Peter Scharich	President and AML Officer	None
Donald Inks	Financial Operations Principal, Treasurer	None
Susan Woodard	Chief Compliance Officer and AML Officer	None
Nina Gupta	Chief Legal Officer and Secretary	None

(b)(2)  To the best of Registrant’s knowledge, the directors and executive officers of Foreside are as follows:

Name	Position and Offices with Underwriter	Positions and Offices with Registrant
Richard J. Berthy	President, Treasurer and Manager	None
Mark A. Fairbanks	Vice President	None
Jennifer K. DiValerio	Vice President	None
Nanette K. Chern	Vice President and Chief Compliance Officer	None
Jennifer E. Hoopes	Secretary	None

(c) Not applicable.

Item 33.  Location of Accounts and Records.

(1) Victory Capital Management Inc., 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144 (records relating to its functions as investment adviser and administrator).

(2) Citibank, N.A., 388 Greenwich St., New York, New York 10013 (records relating to its function as custodian and transfer agent for certain funds).

(3) Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, Ohio 43219 (records relating to its functions as sub-administrator and sub-fund accountant).

(4) FIS Investor Services LLC, 4249 Easton Way, Suite 400, Columbus, Ohio 43219 (records relating to its functions as transfer agent and dividend disbursing agent for certain funds).

(5) Victory Capital Advisers, Inc., 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144 (records relating to its function as distributor for certain funds).

(6) Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101 (records relating to function as distributor for certain funds).

Item 34.  Management Services. Not applicable.

Item 35.  Undertakings. Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 31st day of March, 2017.

VICTORY PORTFOLIOS II

By:	/s/ Christopher K. Dyer

Christopher K. Dyer, President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated on the 31st day of March, 2017.

	/s/ Christopher K. Dyer	President (Principal Executive Officer)
Christopher K. Dyer

	/s/ Christopher A. Ponte	Treasurer (Principal Accounting Officer, and Principal
	Christopher A. Ponte	Financial Officer)

	*	Chairman of the Board and Trustee
Leigh A. Wilson

	*	Trustee
David Brooks Adcock

	*	Trustee
Nigel D.T. Andrews

	*	Trustee
E. Lee Beard

	*	Trustee
David C. Brown

*
	Dennis M. Bushe	Trustee

	*	Trustee
Sally M. Dungan

	*	Trustee
John L. Kelly

	*	Trustee
David L. Meyer

*
	Gloria S. Nelund	Trustee

*By:	/s/ Jay G. Baris
Jay G. Baris

VICTORY PORTFOLIOS II

INDEX TO EXHIBITS

Exhibit Number	Exhibits:

EX-99.(a)(1)(c)	Schedule A to the Amended and Restated Agreement and Declaration of Trust current as of February 22, 2017
EX-99.(d)(1)(b)	Schedule A to Advisory Agreement dated May 1, 2015, current as of February 22, 2017
EX-99.(e)(1)	ETF Distribution Agreement dated as of February 24, 2017 with Foreside Fund Services, LLC
EX-99.(e)(4)(c)	Schedule I to the Distribution Agreement, current as of December 7, 2016
EX-99.(g)(1)(e)	Amendment and Joinder to the Master Global Custodial Services Agreement, dated February 27, 2017
EX-99.(h)(3)	Transfer Agency Services Agreement with Citibank, N.A. dated February 27, 2017 with respect to exchange-traded fund series of the Registrant.
EX-99.(h)(5)(b)	Schedule A to Expense Limitation Agreement dated May 1, 2015, current as of February 22, 2017
EX-99.(h)(6)	License Agreement dated as of May 1, 2015 between Victory Capital and Registrant.
EX-99.(m)(1)(b)	Amended Exhibit A current as of December 7, 2016
EX-99.(m)(2)(b)	Amended Exhibit A current as of December 7, 2016
EX-99.(n)(1)(a)	Victory Portfolios and Victory Portfolios II Amended and Restated Rule 18f-3 Multi-Class Plan effective as of February 22, 2017
EX-99.(n)(1)(b)	Schedule A to the Rule 18f-3 Multi-Class Plan as of February 22, 2017
EX-99.(p)(3)	Code of Ethics for Foreside Fund Services, LLC